Cash, bank balances and other short-term investments - Disclosure of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash in banks	$ 520,401	$ 21,798
Money market funds	119,841	35,292
Mutual funds	115,368	152,426
Argentine government bonds	8,697	3,737
Total cash, bank balances and other short-term investments	764,307	213,253
Cash, bank balances and other short-term investments	764,307	213,253
Government bonds	(8,697)	(3,737)
Cash and cash equivalents	$ 755,610	$ 209,516	$ 241,956	$ 311,217